Income Taxes - Schedule of Effective Income Tax for Continuing Operations From Statutory Canadian Tax Rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income tax expense at statutory Canadian rates	25.50%	25.20%
Increase (decrease) resulting from:
Rate differential on foreign income	(4.20%)	(1.70%)
Research and development and other tax credits	(1.00%)	(0.60%)
Non-deductible expenses and non-taxable income	0.50%	(0.50%)
Adjustments to prior year tax returns	0.80%	0.10%
Other	0.90%	1.50%
Average effective tax rate	22.50%	24.00%